UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2016 to October 31, 2016

Commission File Number of issuing entity: 333-170231-09

CIK number of issuing entity: 0001561939

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2012-5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-170231

CIK number of depositor: 0001347185

AFS SENSUB CORP.

(Exact name of depositor as specified in its charter)

CIK number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Randal L. Willis (817) 302-7000

(Name and telephone number of person to contact in connection with this filing)

Delaware	46-6333555
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒
Class A-2	☐	☐	☒
Class A-3	☐	☐	☒
Class B	☐	☐	☒
Class C	☐	☐	☒
Class D	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The Record Date for distributions described in Exhibit 99.1 was November 7, 2016.

No assets securitized by AmeriCredit Financial Services, Inc. (the “Securitizer”) and held by AmeriCredit Automobile Receivables Trust 2012-5 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from October 1, 2016 to October 31, 2016.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 1, 2016.

Item 1A. – Asset-Level Information.

None

Item 1B. – Asset Representations Reviewer and Investor Communication.

None

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Change in Sponsor Interest in the Securities.

None

ITEM 8 – Significant Enhancement Provider Information.

None

ITEM 9 – Other Information.

None

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report:

99.1    Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2012-5

(Issuing Entity)

Dated: November 10, 2016

By:	AmeriCredit Financial Services, Inc., as Servicer

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization &
Conduit Reporting-Treasury

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

99.1	Monthly Servicer’s Certificate